Document and Entity Information	May 29, 2019
Prospectus:
Document Type	497
Document Period End Date	May 29, 2019
Registrant Name	PACIFIC FUNDS SERIES TRUST
Central Index Key	0001137761
Amendment Flag	false
Document Creation Date	May 29, 2019
Document Effective Date	May 29, 2019
Prospectus Date	Aug. 01, 2018
Pacific Funds Portfolio Optimization Conservative | CLASS A
Prospectus:
Trading Symbol	POAAX
Pacific Funds Portfolio Optimization Conservative | CLASS B
Prospectus:
Trading Symbol	POABX
Pacific Funds Portfolio Optimization Conservative | CLASS C
Prospectus:
Trading Symbol	POACX
Pacific Funds Portfolio Optimization Conservative | ADVISOR CLASS
Prospectus:
Trading Symbol	PLCDX
Pacific Funds Portfolio Optimization Moderate-Conservative | CLASS A
Prospectus:
Trading Symbol	POBAX
Pacific Funds Portfolio Optimization Moderate-Conservative | CLASS B
Prospectus:
Trading Symbol	POBBX
Pacific Funds Portfolio Optimization Moderate-Conservative | CLASS C
Prospectus:
Trading Symbol	POBCX
Pacific Funds Portfolio Optimization Moderate-Conservative | ADVISOR CLASS
Prospectus:
Trading Symbol	PMCDX
Pacific Funds Portfolio Optimization Moderate | CLASS A
Prospectus:
Trading Symbol	POCAX
Pacific Funds Portfolio Optimization Moderate | CLASS B
Prospectus:
Trading Symbol	POMBX
Pacific Funds Portfolio Optimization Moderate | CLASS C
Prospectus:
Trading Symbol	POMCX
Pacific Funds Portfolio Optimization Moderate | ADVISOR CLASS
Prospectus:
Trading Symbol	POMDX
Pacific Funds Portfolio Optimization Growth | CLASS A
Prospectus:
Trading Symbol	PODAX
Pacific Funds Portfolio Optimization Growth | CLASS B
Prospectus:
Trading Symbol	PODBX
Pacific Funds Portfolio Optimization Growth | CLASS C
Prospectus:
Trading Symbol	PODCX
Pacific Funds Portfolio Optimization Growth | ADVISOR CLASS
Prospectus:
Trading Symbol	PMADX
Pacific Funds Portfolio Optimization Aggressive-Growth | CLASS A
Prospectus:
Trading Symbol	POEAX
Pacific Funds Portfolio Optimization Aggressive-Growth | CLASS B
Prospectus:
Trading Symbol	POEBX
Pacific Funds Portfolio Optimization Aggressive-Growth | CLASS C
Prospectus:
Trading Symbol	POCEX
Pacific Funds Portfolio Optimization Aggressive-Growth | ADVISOR CLASS
Prospectus:
Trading Symbol	POEDX
Pacific Funds Diversified Alternatives | Class A
Prospectus:
Trading Symbol	PLALX
Pacific Funds Diversified Alternatives | Class C
Prospectus:
Trading Symbol	PLCLX
Pacific Funds Diversified Alternatives | Advisor Class
Prospectus:
Trading Symbol	PLDLX